Other Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Nonoperating Income (Expense) [Abstract]
Capital gain ()	$ 3,868	$ 133
Other	99	83	$ 120
Other income, net	$ 3,967	$ 216	$ 120